UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brown Capital Management, LLC
Address:  1201 N. Calvert Street
          Baltimore, MD 21202

Form 13F File Number:  028-03139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eddie C. Brown
Title:    President
Phone:    410-837-3234

Signature, Place, and Date of Signing:

      /s/ Eddie C. Brown               Baltimore, MD              May 9, 2013
      ------------------               -------------              -----------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          131
                                         -----------

Form 13F Information Table Value Total:  $ 4,473,584
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- --------- ---------- ------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER             CLASS        CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
----------------------------- -------------- --------- ---------- ---------- --- ---- ---------- -------- --------- ------ ---------
3M CO                         COM            88579y101      1,823     17,144 SH       Sole                   13,613            3,531
ABAXIS INC                    COM            002567105    141,249  2,984,968 SH       Sole                1,737,423        1,247,545
ABBOTT LABS                   COM            002824100      1,386     39,230 SH       Sole                   22,444           16,786
ABBVIE INC                    COM            00287y109        971     23,801 SH       Sole                    7,720           16,081
ACCELRYS INC                  COM            00430u103     78,293  8,021,826 SH       Sole                4,298,215        3,723,611
ACI WORLDWIDE INC             COM            004498101    129,675  2,654,005 SH       Sole                1,498,173        1,155,832
THE ADT CORPORATION           COM            00101j106      6,274    128,202 SH       Sole                   74,298           53,904
AKAMAI TECHNOLOGIES INC       COM            00971t101      7,748    219,368 SH       Sole                  122,427           96,941
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988p108     26,468  1,947,629 SH       Sole                  684,811        1,262,818
AMERICAN SOFTWARE INC         CL A           029683109     33,177  3,987,657 SH       Sole                2,397,720        1,589,937
ANSYS INC                     COM            03662q105    152,235  1,869,744 SH       Sole                  996,954          872,790
APPLE INC                     COM            037833100     11,076     25,024 SH       Sole                    7,878           17,146
AUTOMATIC DATA PROCESSING IN  COM            053015103        416      6,404 SH       Sole                      209            6,195
BAKER HUGHES INC              COM            057224107      1,030     22,184 SH       Sole                   19,092            3,092
BALCHEM CORP                  COM            057665200    120,303  2,737,903 SH       Sole                1,578,822        1,159,081
BLACKBAUD INC                 COM            09227q100    119,675  4,038,980 SH       Sole                2,293,297        1,745,683
BORGWARNER INC                COM            099724106      3,977     51,421 SH       Sole                   28,600           22,821
BRUKER CORP                   COM            116794108     25,874  1,354,653 SH       Sole                  870,053          484,600
CAMERON INTERNATIONAL CORP    COM            13342b105     10,811    165,806 SH       Sole                   91,839           73,967
CANTEL MEDICAL CORP           COM            138098108    113,475  3,774,948 SH       Sole                2,276,861        1,498,087
CARBO CERAMICS INC            COM            140781105    127,029  1,394,850 SH       Sole                  796,974          597,876
CARNIVAL CORP                 PAIRED CTF     143658300     13,578    395,851 SH       Sole                  178,388          217,463
CATERPILLAR INC DEL           COM            149123101      6,494     74,675 SH       Sole                   22,250           52,425
CELGENE CORP                  COM            151020104     17,415    150,242 SH       Sole                   67,771           82,471
CERNER CORP                   COM            156782104      4,023     42,463 SH       Sole                   42,463
CISCO SYS INC                 COM            17275r102        237     11,363 SH       Sole                                    11,363
COACH INC                     COM            189754104      6,223    124,494 SH       Sole                   73,352           51,142
COGNEX CORP                   COM            192422103    131,455  3,118,750 SH       Sole                1,809,148        1,309,602
CONCUR TECHNOLOGIES INC       COM            206708109    117,005  1,704,117 SH       Sole                  933,669          770,448
COVANCE INC                   COM            222816100     18,051    242,880 SH       Sole                  124,583          118,297
DANAHER CORP DEL              COM            235851102        259      4,160 SH       Sole                                     4,160
DIAMOND OFFSHORE DRILLING IN  COM            25271c102      3,583     51,512 SH       Sole                   28,474           23,038
DICKS SPORTING GOODS INC      COM            253393102     17,531    370,638 SH       Sole                  130,112          240,526
DIODES INC                    COM            254543101     85,530  4,076,719 SH       Sole                2,390,677        1,686,042
DOLBY LABORATORIES INC        COM            25659t107     50,693  1,510,531 SH       Sole                  910,790          599,741
DTS INC                       COM            23335C101     33,823  2,033,827 SH       Sole                1,124,464          909,363
DYNAMIC MATLS CORP            COM            267888105     39,321  2,259,842 SH       Sole                1,242,617        1,017,225
ECOLAB INC                    COM            278865100      9,974    124,389 SH       Sole                   68,111           56,278
ELIZABETH ARDEN INC           COM            28660g106      4,486    111,441 SH       Sole                   62,440           49,001
E M C CORP MASS               COM            268648102      7,899    330,632 SH       Sole                   90,809          239,823
ENERNOC INC                   COM            292764107     26,766  1,540,957 SH       Sole                  464,463        1,076,494
EXPEDITORS INTL WASH INC      COM            302130109      3,951    110,577 SH       Sole                   67,925           42,652
EXXON MOBIL CORP              COM            30231g102        514      5,703 SH       Sole                       85            5,618
FACTSET RESH SYS INC          COM            303075105      4,595     49,627 SH       Sole                   27,023           22,604
FASTENAL CO                   COM            311900104        239      4,654 SH       Sole                                     4,654
FEI CO                        COM            30241l109    173,821  2,692,806 SH       Sole                1,552,463        1,140,343
FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109      2,282    516,295 SH       Sole                  297,108          219,187
FLIR SYS INC                  COM            302445101     35,724  1,373,459 SH       Sole                1,140,503          232,956
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106        290      2,551 SH       Sole                    2,551
FRANKLIN RES INC              COM            354613101      1,040      6,899 SH       Sole                    6,353              546
GENERAL CABLE CORP DEL NEW    COM            369300108      4,783    130,578 SH       Sole                   72,936           57,642
GENERAL ELECTRIC CO           COM            369604103      2,450    105,954 SH       Sole                   63,093           42,861
GEOSPACE TECHNOLOGIES CORP    COM            37364X109    104,479    968,118 SH       Sole                  545,203          422,915
GILEAD SCIENCES INC           COM            375558103      5,000    102,190 SH       Sole                   29,366           72,824
GOOGLE INC                    CL A           38259p508     11,473     14,449 SH       Sole                    3,420           11,029
GUESS INC                     COM            401617105      3,234    130,241 SH       Sole                   72,257           57,984
HITTITE MICROWAVE CORP        COM            43365y104    119,742  1,977,249 SH       Sole                1,148,794          828,455
HOME DEPOT INC                COM            437076102        546      7,819 SH       Sole                      225            7,594
HUNT J B TRANS SVCS INC       COM            445658107      6,457     86,694 SH       Sole                   46,850           39,844
ICON PLC                      SHS            g4705a100     14,299    442,827 SH       Sole                  256,403          186,424
ILLINOIS TOOL WKS INC         COM            452308109        281      4,609 SH       Sole                      195            4,414
INCYTE CORP                   COM            45337C102     95,723  4,088,994 SH       Sole                2,631,803        1,457,191
INTERNATIONAL BUSINESS MACHS  COM            459200101      1,252      5,871 SH       Sole                    2,988            2,883
INVESCO LTD                   SHS            g491bt108      8,329    287,595 SH       Sole                  169,936          117,659
JPMORGAN CHASE & CO           COM            46625h100      1,080     22,753 SH       Sole                   15,770            6,983
JOHNSON & JOHNSON             COM            478160104        219      2,687 SH       Sole                                     2,687
KIMBERLY CLARK CORP           COM            494368103        250      2,550 SH       Sole                      160            2,390
LULULEMON ATHLETICA INC       COM            550021109      4,955     79,478 SH       Sole                   44,511           34,967
MANHATTAN ASSOCS INC          COM            562750109    147,499  1,985,455 SH       Sole                1,234,667          750,788
MASTERCARD INC                CL A           57636q104      1,225      2,263 SH       Sole                    1,884              379
MCDONALDS CORP                COM            580135101      1,993     19,991 SH       Sole                   13,776            6,215
MEASUREMENT SPECIALTIES INC   COM            583421102    108,990  2,740,498 SH       Sole                1,431,317        1,309,181
MEDASSETS INC                 COM            584045108     87,388  4,539,653 SH       Sole                1,665,753        2,873,900
MEDIDATA SOLUTIONS INC        COM            58471a105    181,123  3,123,896 SH       Sole                1,874,978        1,248,918
MERIDIAN BIOSCIENCE INC       COM            589584101     96,067  4,210,707 SH       Sole                2,432,211        1,778,496
MICHAEL KORS HLDGS LTD        SHS            G60754101      9,365    164,910 SH       Sole                   68,899           96,011
MICROSOFT CORP                COM            594918104        218      7,604 SH       Sole                      364            7,240
MONSANTO CO NEW               COM            61166w101      4,168     39,456 SH       Sole                   11,523           27,933
MONSTER BEVERAGE CORP         COM            611740101      2,412     50,526 SH       Sole                   28,054           22,472
MSC INDL DIRECT INC           CL A           553530106      8,338     97,207 SH       Sole                   61,177           36,030
MYRIAD GENETICS INC           COM            62855j104      3,913    154,007 SH       Sole                   89,259           64,748
NABORS INDUSTRIES LTD         SHS            g6359f103     15,755    971,308 SH       Sole                  403,572          567,736
NEOGEN CORP                   COM            640491106    149,236  3,010,614 SH       Sole                1,759,692        1,250,922
NETAPP INC                    COM            64110d104      9,393    274,977 SH       Sole                  153,367          121,610
NETSCOUT SYS INC              COM            64115t104    125,504  5,107,999 SH       Sole                2,945,051        2,162,948
NIC INC                       COM            62914b100    154,663  8,072,206 SH       Sole                4,775,856        3,296,350
NUANCE COMMUNICATIONS INC     COM            67020y100     74,118  3,672,837 SH       Sole                2,465,998        1,206,839
NVR INC                       COM            62944t105      5,653      5,234 SH       Sole                    2,986            2,248
ORACLE CORP                   COM            68389X105      2,537     78,474 SH       Sole                   57,265           21,209
PALL CORP                     COM            696429307        376      5,500 SH       Sole                                     5,500
PAREXEL INTL CORP             COM            699462107      9,694    245,166 SH       Sole                  137,217          107,949
PEPSICO INC                   COM            713448108        612      7,730 SH       Sole                      154            7,576
PHILIP MORRIS INTL INC        COM            718172109        584      6,299 SH       Sole                                     6,299
PRAXAIR INC                   COM            74005P104      1,832     16,429 SH       Sole                   13,003            3,426
PROCTER & GAMBLE CO           COM            742718109        495      6,419 SH       Sole                      232            6,187
PROS HOLDINGS INC             COM            74346y103    123,043  4,528,651 SH       Sole                2,532,551        1,996,100
PULTE GROUP INC               COM            745867101     14,096    696,452 SH       Sole                  208,922          487,530
QUALCOMM INC                  COM            747525103      5,633     84,144 SH       Sole                   29,844           54,300
QUALITY SYS INC               COM            747582104     84,899  4,646,883 SH       Sole                2,682,251        1,964,632
QUANTA SVCS INC               COM            74762e102     20,270    709,229 SH       Sole                  289,987          419,242
QUIDEL CORP                   COM            74838j101     43,349  1,825,210 SH       Sole                1,159,791          665,419
ROVI CORP                     COM            779376102     28,662  1,338,740 SH       Sole                  499,778          838,962
SASOL LTD                     SPONSORED ADR  803866300     21,505    484,999 SH       Sole                  193,174          291,825
SHIRE PLC                     SPONSORED ADR  82481r106     13,047    142,809 SH       Sole                   67,828           74,981
SIGMA ALDRICH CORP            COM            826552101      3,325     42,820 SH       Sole                   38,020            4,800
STARBUCKS CORP                COM            855244109        564      9,906 SH       Sole                    6,635            3,271
STERICYCLE INC                COM            858912108      2,777     26,150 SH       Sole                   15,429           10,721
STIFEL FINL CORP              COM            860630102      8,203    236,602 SH       Sole                  131,767          104,835
STRYKER CORP                  COM            863667101      1,430     21,918 SH       Sole                   17,677            4,241
SUN HYDRAULICS CORP           COM            866942105    112,841  3,470,975 SH       Sole                2,103,850        1,367,125
SYSCO CORP                    COM            871829107        351      9,969 SH       Sole                      416            9,553
PRICE T ROWE GROUP INC        COM            74144t108     19,953    266,498 SH       Sole                  100,903          165,595
TARGET CORP                   COM            87612e106      1,644     24,020 SH       Sole                   17,047            6,973
TECHNE CORP                   COM            878377100    122,102  1,799,586 SH       Sole                1,065,508          734,078
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209     12,117    305,356 SH       Sole                  114,350          191,006
TOLL BROTHERS INC             COM            889478103      6,158    179,836 SH       Sole                  105,293           74,543
TRACTOR SUPPLY CO             COM            892356106     17,121    164,416 SH       Sole                   64,868           99,548
TRANSOCEAN LTD                REG SHS        h8817h100     16,404    315,713 SH       Sole                  136,051          179,662
TRIMBLE NAVIGATION LTD        COM            896239100     13,126    438,126 SH       Sole                  169,376          268,750
TYCO INTERNATIONAL LTD        SHS            H89128104      8,205    256,406 SH       Sole                  148,597          107,809
TYLER TECHNOLOGIES INC        COM            902252105    166,860  2,723,805 SH       Sole                1,593,996        1,129,809
UNITED PARCEL SERVICE INC     CL B           911312106        466      5,425 SH       Sole                      145            5,280
UNITED TECHNOLOGIES CORP      COM            913017109      1,615     17,285 SH       Sole                   13,452            3,833
VERIZON COMMUNICATIONS INC    COM            92343v104        201      4,086 SH       Sole                                     4,086
VISA INC                      COM CL A       92826c839      7,939     46,742 SH       Sole                   12,353           34,389
VOCERA COMMUNICATIONS INC     COM            92857f107     68,470  2,976,969 SH       Sole                1,793,928        1,183,041
WAL-MART STORES INC           COM            931142103        235      3,141 SH       Sole                      294            2,847
WATERS CORP                   COM            941848103      8,278     88,148 SH       Sole                   64,050           24,098
WISCONSIN ENERGY CORP         COM            976657106        451     10,515 SH       Sole                      356           10,159
GRAINGER W W INC              COM            384802104        562      2,500 SH       Sole                                     2,500
YORK WTR CO                   COM            987184108        212     11,250 SH       Sole                                    11,250